Development costs - Summary of Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of Development Cost [Abstract]
Balance at beginning	$ 6,569
Balance at ending	7,810	$ 6,569
Cost
Reconciliation Of Development Cost [Abstract]
Balance at beginning	12,051	5,969
Additions	6,782	7,250
Cost fully amortized	(309)	(380)
Investment tax credits	(822)	(788)
Balance at ending	17,702	12,051
Accumulated amortization
Reconciliation Of Development Cost [Abstract]
Balance at beginning	(5,482)	(3,108)
Amortization	(4,480)	(2,705)
Cost fully amortized	70	331
Balance at ending	$ (9,892)	$ (5,482)